Equity-Based Compensation - Additional Information (Details) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 25, 2024	Jul. 23, 2024	May 01, 2024	Oct. 01, 2013	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized equity-based compensation cost, weighted-average period							2 years 9 months 18 days
Weighted-average grant date fair value of options granted									$ 7.42
Equity-based compensation expense					$ 259,983,000	$ 1,427,000	$ 263,815,000	$ 7,087,000	$ 8,270,000	$ 8,263,000
Shares granted									10,146,000
Postretirement Benefits
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of employees contribution				100.00%
Expense related to employer contributions									$ 5,900,000	$ 4,300,000
Initial Public Offering | OneStream Software LLC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of outstanding units issued in transaction		8,632,763
Reclassified number of units issued in transaction		6,591,178
2024 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized equity-based compensation cost, weighted-average period							3 years 9 months 18 days
Weighted-average grant date fair value of options granted							$ 9.7
Aggregate intrinsic value of stock options outstanding					33,500,000		$ 33,500,000
Unrecognized equity-based compensation expense					21,600,000		$ 21,600,000
Percentage of number of shares of capital stock outstanding on last day of preceding year							5.00%
Shares granted							2,414,000
2019 Common Unit Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average grant date fair value of options granted							$ 10.03
Aggregate intrinsic value of stock options outstanding					863,100,000		$ 863,100,000
Aggregate intrinsic value of stock options vested and exercisable					466,700,000		466,700,000
Unrecognized equity-based compensation expense					$ 151,200,000		151,200,000
Equity-based compensation expense							$ 204,400,000
Shares granted							9,097,000
2024 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of number of shares of capital stock outstanding on last day of preceding year							1.00%
Class A Common Stock | Initial Public Offering | OneStream Software LLC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Price per share	$ 0.0001
Public offering price	$ 20
Class A Common Stock | 2024 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance					26,800,000		26,800,000
Class A Common Stock | 2024 Equity Incentive Plan | Initial Public Offering
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance	32,100,000
Class A Common Stock | 2024 Equity Incentive Plan | Initial Public Offering | OneStream Software LLC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted	2,413,968
Class A Common Stock | 2024 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance					5,400,000		5,400,000
Class A Common Stock | 2024 Employee Stock Purchase Plan | Initial Public Offering | OneStream Software LLC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance	10,700,000
DataSense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Price per share			$ 16.86
Shares granted			1,023,720
Common units vested			14,418
Incentive Compensation Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted									0	0
Shares forfeited									89,286
Total fair value of shares vested							$ 600,000		$ 5,900,000
Aggregate intrinsic value									84,400,000
Unrecognized equity-based compensation cost					$ 1,200,000		$ 1,200,000		$ 4,600,000
Unrecognized equity-based compensation cost, weighted-average period							3 months 18 days		1 year
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation expense									$ 0	$ 0
Stock Options | Terminated Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation expense									$ 2,400,000
Performance-based Shares | DataSense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized equity-based compensation cost					13,000,000		$ 13,000,000
Unrecognized equity-based compensation cost, weighted-average period							3 years 7 months 6 days
Equity-based compensation expense					2,400,000		$ 4,000,000
Shares granted			1,009,302
Equity-based compensation vesting term			4 years
Fair value of equity awards			$ 17,300,000
Performance-based Shares | DataSense | Class C common stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted							1,009,302
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted							191,000
Shares forfeited							4,000
Unrecognized equity-based compensation cost					5,500,000		$ 5,500,000
Unrecognized equity-based compensation cost, weighted-average period							4 years
Equity-based compensation expense					$ 100,000		$ 100,000